Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	303,820.00
Total Offset Amount	0.00
Net Fee	$ 303,820.00